Condensed Financial Information - Parent Company Only (Details 1) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	May 16, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Assets
Cash and cash equivalents	$ 19,850	$ 10,046		$ 22,012	$ 23,872	$ 11,434	$ 17,601
TOTAL ASSETS	668,453	695,865			580,148	569,815
LIABILITIES AND STOCKHOLDERS' EQUITY
Other borrowings	11,000	11,000	$ 11,000		0	0
Other liabilities	1,653	3,353			3,506	3,138
Total liabilities	604,073	631,321			518,695	511,796
Total stockholders' equity	64,380	64,544			61,453	58,019
Total liabilities and stockholders' equity	$ 668,453	695,865			580,148	$ 569,815
Parent Company
Assets
Cash and cash equivalents		3,514			676
Investment in subsidiary		72,079			60,777
TOTAL ASSETS		75,593			61,453
LIABILITIES AND STOCKHOLDERS' EQUITY
Other borrowings		11,000			0
Other liabilities		49			0
Total liabilities		11,049			0
Total stockholders' equity		64,544			61,453
Total liabilities and stockholders' equity		$ 75,593			$ 61,453